Project debt (Tables)	12 Months Ended
Dec. 31, 2021
Project debt [Abstract]
Project debt
The variations in 2021 of project debt has been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2020	4,925,268	312,346	5,237,614
Increases	54,908	256,581	311,489
Decreases	(85,259)	(564,603)	(649,862)
Business combinations (Note 5)	288,352	38,781	327,133
Currency translation differences	(140,502)	(49,679)	(190,181)
Reclassifications	(655,093)	655,093	-
Balance as of December 31, 2021	4,387,674	648,519	5,036,193

The variations in 2020 of project debt were the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2019	4,069,909	782,439	4,852,348
Increases	613,604	268,339	881,943
Decreases	(272,548)	(552,770)	(825,318)
Business combinations (Note 5)	149,585	8,680	158,265
Currency translation differences	150,506	19,869	170,375
Reclassifications	214,211	(214,211)	-
Balance as of December 31, 2020	4,925,268	312,346	5,237,614

Repayment schedule for project debt

The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration at the Kaxu debt as of December 31, 2021, is as follows and is consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, is as follows and is consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
Interest payment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614

Movement in project debt
The following table details the movement in project debt for the years 2021 and 2020, split between cash and non-cash items:

Project Debt	2021	2020
Initial balance	5,237,614	4,852,348
Cash changes	(636,831)	(254,495)
Non-cash changes	435,410	639,761
Final balance	5,036,193	5,237,614

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the foreign currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2021	2020
Euro	1,942,903	2,240,811
South African Rand	314,471	355,414
Algerian Dinar	97,877	115,606
Total	2,355,251	2,711,830